Note 23 - Income Taxes	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
23.	INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of
26.5%
for
2018
(
2017
-
26.5%,
2016
-
26.5%
) to the amounts recognized in operations.

For the Year Ended December 31,	2018	2017	2016

Net loss before taxes	$16,620,719	$13,095,737	$13,431,941

Expected current income tax recovery	4,404,491	3,470,370	3,559,000
Deferred tax recovery	297,940	297,940	207,257

	4,702,431	3,768,310	3,766,257

Adjustments to income tax recovery:

Amounts not deductible for tax purposes	(1,065,900)	(841,000)	(1,079,000)
Other non-deductible items	(509,900)	(463,000)	-
Deductible share issuance costs	77,000	94,000	118,000
Fair value consideration	-	-	116,000
Impact of US statutory income tax rate change (1)	-	(9,472,000)	-
Foreign tax differential	(592,000)	(69,000)	507,213
Unrecognized tax recovered (losses)	(2,313,691)	7,280,630	(3,221,213)

Income tax recovery recognized	$297,940	$297,940	$207,257

(
1
) Due to the reduction of US corporate tax rates from
35%
to
21%,
the Company will
not
be able to apply
$9,472,000
against any future US taxes payable.

The following table reflects future income tax assets at
December 31:

	2018	2017	2016

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	669,000	705,351	1,050,599
Canadian non-capital losses	12,431,000	11,100,672	10,137,652
US non-capital losses	71,594,000	67,654,438	63,725,982
Singapore non-capital losses	46,894,000	43,671,200	37,448,290

	132,612,271	124,155,932	113,386,794
Unrecognized deferred tax assets	(132,612,271)	(124,155,932)	(113,386,794)

Deferred income tax assets recognized	$-	$-	$-

In accordance with Section
382
of the Internal Revenue Code, the usage of the Company’s net operating loss carry forward related to the BB Photonics acquisition in
2016
of approximately
$928,000
could be subject to annual limitation since there was greater than
50%
ownership change.